Disclosure of detailed information about intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Balance, beginning of year	$ 16,896
Amortization for the year	3,125	$ 3,402
Balance, end of year	15,265	16,896
Cost [Member]
Statement [Line Items]
Balance, beginning of year	31,458	29,776
Additions	1,494	1,682
Impairments / Write-offs	0	0
Balance, end of year	32,952	31,458
Depreciation and impairment losses [Member]
Statement [Line Items]
Balance, beginning of year	14,562	11,160
Amortization for the year	3,125	3,402
Impairments / Write-offs	0	0
Balance, end of year	17,687	14,562
Customer relationships [Member]
Statement [Line Items]
Balance, beginning of year	6,729
Balance, end of year	5,879	6,729
Customer relationships [Member] | Cost [Member]
Statement [Line Items]
Balance, beginning of year	8,500	8,500
Additions	0	0
Impairments / Write-offs	0	0
Balance, end of year	8,500	8,500
Customer relationships [Member] | Depreciation and impairment losses [Member]
Statement [Line Items]
Balance, beginning of year	1,771	921
Amortization for the year	850	850
Impairments / Write-offs	0	0
Balance, end of year	2,621	1,771
Domain names [Member]
Statement [Line Items]
Balance, beginning of year	4,300
Balance, end of year	4,300	4,300
Domain names [Member] | Cost [Member]
Statement [Line Items]
Balance, beginning of year	4,300	4,300
Additions	0	0
Impairments / Write-offs	0	0
Balance, end of year	4,300	4,300
Domain names [Member] | Depreciation and impairment losses [Member]
Statement [Line Items]
Balance, beginning of year	0	0
Amortization for the year	0	0
Impairments / Write-offs	0	0
Balance, end of year	0	0
Technology [Member]
Statement [Line Items]
Balance, beginning of year	5,662
Balance, end of year	4,881	5,662
Technology [Member] | Cost [Member]
Statement [Line Items]
Balance, beginning of year	18,453	16,772
Additions	1,494	1,681
Impairments / Write-offs	0	0
Balance, end of year	19,947	18,453
Technology [Member] | Depreciation and impairment losses [Member]
Statement [Line Items]
Balance, beginning of year	12,791	10,239
Amortization for the year	2,275	2,552
Impairments / Write-offs	0	0
Balance, end of year	15,066	12,791
Other [Member]
Statement [Line Items]
Balance, beginning of year	205
Balance, end of year	205	205
Other [Member] | Cost [Member]
Statement [Line Items]
Balance, beginning of year	205	204
Additions	0	1
Impairments / Write-offs	0	0
Balance, end of year	205	205
Other [Member] | Depreciation and impairment losses [Member]
Statement [Line Items]
Balance, beginning of year	0	0
Amortization for the year	0	0
Impairments / Write-offs	0	0
Balance, end of year	$ 0	$ 0